OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Components of Other Comprehensive (Loss)/Income
Components of other comprehensive income/(loss), including the portion attributable to non-controlling interests and related tax effects, were as follows:

year ended December 31, 2021	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(100)	(8)	(108)
Change in fair value of net investment hedges	(3)	1	(2)
Change in fair value of cash flow hedges	(13)	3	(10)
Reclassification to net income of gains and losses on cash flow hedges	68	(13)	55
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	208	(50)	158
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	20	(6)	14
Other comprehensive income on equity investments	714	(179)	535
Other Comprehensive Income	894	(252)	642

year ended December 31, 2020	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(647)	38	(609)
Change in fair value of net investment hedges	48	(12)	36
Change in fair value of cash flow hedges	(771)	188	(583)
Reclassification to net income of gains and losses on cash flow hedges	649	(160)	489
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	15	(3)	12
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	23	(6)	17
Other comprehensive loss on equity investments	(373)	93	(280)
Other Comprehensive Loss	(1,056)	138	(918)

year ended December 31, 2019	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains and losses on net investment in foreign operations	(914)	(30)	(944)
Reclassification of foreign currency translation gains on disposal of foreign operations	(13)	—	(13)
Change in fair value of net investment hedges	46	(11)	35
Change in fair value of cash flow hedges	(78)	16	(62)
Reclassification to net income of gains and losses on cash flow hedges	19	(5)	14
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(15)	5	(10)
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	14	(4)	10
Other comprehensive loss on equity investments	(114)	32	(82)
Other Comprehensive Loss	(1,055)	3	(1,052)

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component were as follows:

(millions of Canadian $)	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2019	107	(23)	(314)	(376)	(606)
Other comprehensive loss before reclassifications[2]	(824)	(49)	(10)	(86)	(969)
Amounts reclassified from AOCI	(13)	14	10	5	16
Net current period other comprehensive loss	(837)	(35)	—	(81)	(953)
AOCI balance at December 31, 2019	(730)	(58)	(314)	(457)	(1,559)
Other comprehensive (loss)/income before reclassifications[2]	(543)	(567)	12	(292)	(1,390)
Amounts reclassified from AOCI	—	482	17	11	510
Net current period other comprehensive (loss)/income	(543)	(85)	29	(281)	(880)
AOCI balance at December 31, 2020	(1,273)	(143)	(285)	(738)	(2,439)
Other comprehensive (loss)/income before reclassifications[2]	(98)	(11)	158	506	555
Amounts reclassified from AOCI[3]	—	55	14	28	97
Net current period other comprehensive (loss)/income	(98)	44	172	534	652
Acquisition of TC PipeLines, LP4	362	(13)	—	4	353
AOCI balance at December 31, 2021	(1,009)	(112)	(113)	(200)	(1,434)
1All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.
2Other comprehensive (loss)/income before reclassifications on currency translation adjustments, cash flow hedges and equity investments are net of non-controlling interest losses of $12 million (2020 – losses of $30 million; 2019 – losses of $85 million), gains of $1 million (2020 – losses of $16 million; 2019 – losses of $13 million), and gains of $1 million (2020 – gains of $1 million; 2019 – losses of $1 million ), respectively.
3Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $62 million ($47 million, net of tax) at December 31, 2021. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.
4Represents the AOCI attributable to non-controlling interests of TC PipeLines, LP which was reclassified to AOCI on the Consolidated balance sheet upon completion of the acquisition of all the outstanding publicly-held common units of TC PipeLines, LP on March 3, 2021. Refer to Note 21, Non-controlling interests, for additional information.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income were as follows:

year ended December 31	Amounts Reclassified From AOCI			Affected Line Item in the Consolidated Statement of Income[1]
	2021	2020	2019
(millions of Canadian $)

Cash flow hedges
Commodities	(22)	(1)	(7)	Revenues (Power and Storage)
Interest rate	(46)	(28)	(12)	Interest expense
Interest rate	—	(613)	—	Net gain/(loss) on assets sold/held for sale[2]
	(68)	(642)	(19)	Total before tax
	13	160	5	Income tax expense[2]
	(55)	(482)	(14)	Net of tax[3]
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial losses	(22)	(23)	(14)	Plant operating costs and other[4]
Settlement gain	2	—	—	Plant operating costs and other[4]
	(20)	(23)	(14)	Total before tax
	6	6	4	Income tax expense
	(14)	(17)	(10)	Net of tax
Equity investments
Equity income	(37)	(15)	(8)	Income from equity investments
	9	4	3	Income tax expense
	(28)	(11)	(5)	Net of tax[3]
Currency translation adjustments
Foreign currency translation gains on disposal of foreign operations	—	—	13	Net gain/(loss) on assets sold/held for sale
	—	—	—	Income tax expense
	—	—	13	Net of tax
1Amounts in parentheses indicate expenses to the Consolidated statement of income.
2Represents a loss of $613 million ($459 million, net of tax) related to a contractually required derivative instrument used to hedge the interest rate risk associated with project-level financing of the Coastal GasLink construction. The derivative instrument was derecognized as part of the sale of a 65 per cent equity interest in Coastal GasLink LP. Refer to Note 28, Acquisitions and dispositions, for additional information.
3Amounts reclassified from AOCI on cash flow hedges are net of non-controlling interest of nil (2020 – losses of $7 million; 2019 – nil).
4These AOCI components are included in the computation of net benefit cost. Refer to Note 25, Employee post-retirement benefits, for additional information.